6. Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable

The accounts receivable consisted of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$17,306	$17,001
Less: Allowance for doubtful accounts	(245)	(462)
Accounts receivable, net	$17,061	$16,539

Allowance for doubtful accounts rollforward

The movements of allowance for doubtful accounts are as follows:

	2020	2019	2018
Balance as of January 1	$462	$633	$1,520
Addition	187	101	202
Written off	(396)	(45)	–
Reversal	(12)	(225)	(1,002)
Foreign currency translation difference	4	(2)	(87)
Balance as of December 31	$245	$462	$633